INCOME TAXES (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Current	$ 1,780	$ 124	$ 318
Deferred	(3,576)	279	454
Total income tax expense	$ (1,796)	$ 403	$ 772